Derivatives and Hedging (Narrative) (Details) $ in Thousands, € in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) derivative	Dec. 31, 2014 USD ($)	Dec. 31, 2015 EUR (€) derivative
Derivative [Line Items]
Derivative gains (losses) expected to eb reclassified during the next 12 months		$ (7,600)
Payments for call options		0	$ 0	$ 105,170
Proceeds from issuance of warrants	$ 68,900	0	0	68,900
Fair values included in other assets		5,386	3,758
Undesignated derivative instruments
Derivative [Line Items]
Derivative liability fair value		193,635	171,476
Derivative asset fair value		188,904	170,430
Accrued liabilities
Derivative [Line Items]
Derivative liability fair value		7,000	7,800
Fair values included in other liabilities		6,100	500
Prepaid and other assets
Derivative [Line Items]
Derivative asset fair value		1,200
Fair values included in other assets		3,200	1,400
Call option
Derivative [Line Items]
Payments for call options				105,200
Call option | Other Income (Expense)
Derivative [Line Items]
Gain on change in fair value		16,700	21,300
Call option | Other noncurrent assets
Derivative [Line Items]
Derivative asset fair value		185,800	169,000
Call spread overlay
Derivative [Line Items]
Net of cash outlay				36,300
Call spread overlay | Undesignated derivative instruments
Derivative [Line Items]
Derivative liability fair value		187,546	170,951
Derivative asset fair value		185,750	169,037
Cash conversion option
Derivative [Line Items]
Derivative liability fair value		187,500	171,000
Cash conversion option | Other Income (Expense)
Derivative [Line Items]
Loss on change in fair value		16,600	21,500
Foreign exchange contracts | Undesignated derivative instruments
Derivative [Line Items]
Derivative liability fair value		6,089	525
Derivative asset fair value		3,154	1,393
Derivative notional amount		347,600	$ 264,200
Derivative Contracts 2015 | Interest rate swap
Derivative [Line Items]
Number of cross currency interest derivatives | derivative			5		5
Derivative asset notional amount | €					€ 180.0
Derivative Contracts 2015 | Interest rate swap | Accrued liabilities
Derivative [Line Items]
Derivative asset fair value			$ 5,300
Derivative Contracts 2015 | Interest rate swap | Other noncurrent assets
Derivative [Line Items]
Derivative asset fair value		1,400
Derivative accrued and unpaid interest		1,700	1,600
Derivative Contracts 2014 | Interest rate swap
Derivative [Line Items]
Derivative asset notional amount				$ 200,000
Derivative Contracts 2014 | Interest rate swap | Accrued liabilities
Derivative [Line Items]
Derivative asset fair value			5,000
Derivative Contracts 2014 | Interest rate swap | Other noncurrent assets
Derivative [Line Items]
Derivative asset fair value		3,100
Derivative accrued and unpaid interest		$ 600	$ 800